16. Deposits from the Brazilian Central Bank and Deposits from credit institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classification [Abstract]
Financial liabilities at amortized cost		R$ 131,656,962	R$ 99,271,415	R$ 99,022,806
Total		131,656,962	99,271,415	99,022,806
Type:
Deposits on demand	[1]	296,340	685,026	709,605
Time deposits	[2]	76,489,490	56,602,470	47,227,456
Repurchase agreements		54,871,132	41,983,919	51,085,745
Of which:
Backed operations with Private Securities	[3]	13,843,463	9,506,255	6,977,766
Backed operations with Government Securities		41,027,669	32,477,663	44,107,979
Total		R$ 131,656,962	R$ 99,271,415	R$ 99,022,806

[1]	Non-interest bearing accounts.
[2]	Includes operations with credit institutions resulting from export and import financing lines, transfers from the country (BNDES and Finame) and abroad, and other credit lines abroad.
[3]	Refers primarily to repurchase agreements backed by own-issued debentures.